Leases - Contractual Obligations and Commitments (Details) £ in Thousands	Jun. 30, 2025 GBP (£)
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	£ 51,137
Short-term leases	1,722
Leases contracted, but not yet commenced	1,954
Total	54,813
Less than 1 year
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	13,661
Short-term leases	1,251
Leases contracted, but not yet commenced	498
Total	15,410
1 to 3 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	19,321
Short-term leases	403
Leases contracted, but not yet commenced	1,108
Total	20,832
3 to 5 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	13,576
Short-term leases	64
Leases contracted, but not yet commenced	348
Total	13,988
More than 5 years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	4,579
Short-term leases	4
Leases contracted, but not yet commenced	0
Total	£ 4,583